Cover	Jan. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2026
Entity File Number	001-42607
Entity Registrant Name	DUNE ACQUISITION CORPORATION II
Entity Central Index Key	0002041047
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	700 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	917
Local Phone Number	742-1904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Trading Symbol	IPODU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IPOD
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	IPODW
Security Exchange Name	NASDAQ